UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds®]

American High-Income TrustSM
Investment portfolio

June 30, 2006
unaudited

Bonds & notes — 91.27%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 85.65%
CONSUMER DISCRETIONARY — 26.22%
General Motors Acceptance Corp. 6.125% 2006	$10,820	$10,805
General Motors Acceptance Corp. 5.968% 2007[1]	4,000	3,989
General Motors Acceptance Corp. 6.039% 2007[1]	3,000	2,980
General Motors Acceptance Corp. 6.125% 2007	17,500	17,430
General Motors Acceptance Corp. 6.125% 2007	5,000	4,949
General Motors Acceptance Corp. 6.15% 2007	14,035	13,955
General Motors Corp. 6.375% 2008	12,150	11,634
General Motors Nova Scotia Finance Co. 6.85% 2008	4,000	3,810
General Motors Acceptance Corp. 5.85% 2009	7,225	6,930
General Motors Corp. 7.20% 2011	79,685	70,920
General Motors Acceptance Corp. 7.25% 2011	45,460	44,116
General Motors Acceptance Corp. 6.875% 2012	7,000	6,603
General Motors Acceptance Corp. 7.00% 2012	31,535	29,967
General Motors Corp. 7.125% 2013	12,140	10,198
General Motors Corp. 7.25% 2013	€3,000	3,181
General Motors Acceptance Corp. 6.75% 2014	$12,000	11,163
General Motors Acceptance Corp. 7.431% 2014[1]	15,000	14,558
General Motors Corp. 7.70% 2016	39,825	32,856
General Motors Corp. 8.80% 2021	4,300	3,677
General Motors Corp. 9.40% 2021	1,350	1,178
General Motors Corp. 8.25% 2023	3,650	2,947
General Motors Corp. 8.375% 2033	5,000	4,025
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	14,105	14,211
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	3,750
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	3,619
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	2,850	1,525
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	44,950	44,950
Charter Communications, Series B, 7.755% 2013[1]	38,800	38,946
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	37,625	36,873
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	24,800	24,955
Cinemark USA, Inc. 9.00% 2013	58,743	61,974
Cinemark, Inc. 0%/9.75% 2014[2]	21,025	16,400
Ford Motor Credit Co. 7.20% 2007	30,325	30,108
Ford Motor Credit Co. 7.375% 2009	24,000	22,205
Ford Motor Credit Co. 7.875% 2010	14,500	13,387
Ford Motor Credit Co. 9.75% 2010[3]	3,500	3,413
Mirage Resorts, Inc. 6.75% 2007	5,700	5,750
Mandalay Resort Group, Series B, 10.25% 2007	5,000	5,206
Mirage Resorts, Inc. 6.75% 2008	4,800	4,848
MGM MIRAGE 6.00% 2009	21,677	21,189
Mandalay Resort Group 6.50% 2009	2,000	1,970
MGM MIRAGE 8.50% 2010	6,100	6,367
Mandalay Resort Group 6.375% 2011	1,500	1,434
MGM MIRAGE 6.75% 2012	1,700	1,645
MGM MIRAGE 6.75% 2013[3]	13,680	13,116
MGM MIRAGE 6.625% 2015	5,375	5,039
Technical Olympic USA, Inc. 9.00% 2010	22,011	21,516
Technical Olympic USA, Inc. 9.00% 2010	4,280	4,184
Technical Olympic USA, Inc. 7.50% 2011	17,225	15,330
Technical Olympic USA, Inc. 10.375% 2012	24,280	23,430
Delphi Automotive Systems Corp. 6.50% 2009[4]	34,600	29,064
Delphi Corp. 6.50% 2013[4]	17,190	13,494
Delphi Automotive Systems Corp. 6.55% 2006[4]	12,730	10,630
Delphi Automotive Systems Corp. 7.125% 2029[4]	14,300	11,226
K. Hovnanian Enterprises, Inc. 10.50% 2007	10,855	11,411
K. Hovnanian Enterprises, Inc. 6.00% 2010	5,275	4,972
K. Hovnanian Enterprises, Inc. 8.875% 2012	13,475	13,475
K. Hovnanian Enterprises, Inc. 7.75% 2013	6,900	6,331
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,450	7,521
K. Hovnanian Enterprises, Inc. 6.25% 2016	6,000	5,235
K. Hovnanian Enterprises, Inc. 7.50% 2016	7,820	7,292
K. Hovnanian Enterprises, Inc. 8.625% 2017	7,000	6,983
Linens n’ Things, Inc. 10.702% 2014[1,3]	66,350	63,198
CanWest Media Inc., Series B, 8.00% 2012	60,258	59,956
Tenneco Automotive Inc., Series B, 10.25% 2013	16,725	18,418
Tenneco Automotive Inc. 8.625% 2014	41,250	41,353
Mohegan Tribal Gaming Authority 6.375% 2009	45,040	44,083
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	7,940
Mohegan Tribal Gaming Authority 7.125% 2014	6,275	6,102
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	5,000	5,313
R.H. Donnelley Inc. 10.875% 2012[3]	3,000	3,308
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	9,000	7,627
R.H. Donnelley Corp., Series A-1, 6.875% 2013[3]	10,650	9,851
R.H. Donnelley Corp., Series A-2, 6.875% 2013[3]	9,000	8,325
Dex Media, Inc., Series B, 8.00% 2013	3,075	3,106
R.H. Donnelley Corp., Series A-3, 8.875% 2016[3]	17,725	17,969
AMC Entertainment Inc. 9.50% 2011	8,282	8,178
AMC Entertainment Inc., Series B, 8.625% 2012	18,825	19,437
AMC Entertainment Inc. 9.875% 2012	18,150	18,150
AMC Entertainment Inc. 8.00% 2014	8,175	7,531
NTL Cable PLC 8.75% 2014	21,325	21,272
NTL Cable PLC 8.75% 2014	€4,500	5,871
NTL Cable PLC 9.75% 2014	£3,000	5,555
NTL Inc. 10.30% 2016[1]	$19,675	19,675
Young Broadcasting Inc. 10.00% 2011	52,810	47,265
Young Broadcasting Inc. 8.75% 2014	2,325	1,953
William Lyon Homes, Inc. 7.625% 2012	13,100	10,938
William Lyon Homes, Inc. 10.75% 2013	20,395	19,681
William Lyon Homes, Inc. 7.50% 2014	22,260	18,587
Grupo Posadas, SA de CV 8.75% 2011[3]	46,225	46,456
Grupo Posadas, SA de CV 8.75% 2011	750	754
American Media Operations, Inc., Series B, 10.25% 2009	32,020	30,019
American Media Operations, Inc. 8.875% 2011	17,615	15,677
Telenet Communications NV 9.00% 2013	€12,382	17,400
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$31,147	26,553
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	45,410	43,026
Boyd Gaming Corp. 7.75% 2012	25,925	26,281
Boyd Gaming Corp. 8.75% 2012	4,500	4,736
Boyd Gaming Corp. 6.75% 2014	11,000	10,491
Toys “R” Us, Inc. 7.625% 2011	10,000	8,175
Toys “R” Us, Inc. 10.34% 2012[1]	32,000	32,000
Toys “R” Us, Inc. 7.875% 2013	1,635	1,296
Burlington Coat Factory Holdings, Inc. 11.125% 2014[3]	41,900	40,852
Neiman Marcus Group, Inc. 9.00% 2015[3,5]	37,505	39,380
Liberty Media Corp. 7.75% 2009	4,750	4,917
Liberty Media Corp. 5.70% 2013	8,675	7,921
Liberty Media Corp. 8.50% 2029	10,340	10,108
Liberty Media Corp. 8.25% 2030	17,075	16,429
Royal Caribbean Cruises Ltd. 7.00% 2007	10,293	10,438
Royal Caribbean Cruises Ltd. 8.00% 2010	9,900	10,400
Royal Caribbean Cruises Ltd. 8.75% 2011	5,750	6,210
Royal Caribbean Cruises Ltd. 6.875% 2013	3,750	3,693
Royal Caribbean Cruises Ltd. 7.00% 2013	8,000	7,967
Dollarama Group LP 8.875% 2012[3]	37,025	37,395
Kabel Deutschland GmbH 10.625% 2014[3]	34,275	36,331
Bon-Ton Stores, Inc. 10.25% 2014[3]	38,675	36,064
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,988
J.C. Penney Co., Inc. 9.00% 2012	11,255	12,916
J.C. Penney Co., Inc. 7.625% 2097	5,500	5,478
Gaylord Entertainment Co. 8.00% 2013	20,509	20,586
Gaylord Entertainment Co. 6.75% 2014	13,600	12,818
Dillard’s, Inc. 6.69% 2007	1,950	1,965
Dillard Department Stores, Inc. 7.15% 2007	2,100	2,121
Dillard’s, Inc. 6.30% 2008	1,382	1,389
Dillard’s, Inc. 6.625% 2008	10,165	10,241
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,909
Dillard Department Stores, Inc. 7.85% 2012	1,000	1,035
Dillard’s, Inc. 7.13% 2018	3,000	2,850
Dillard’s, Inc. 7.00% 2028	3,000	2,670
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	29,906
WCI Communities, Inc. 9.125% 2012	12,847	12,108
WCI Communities, Inc. 7.875% 2013	7,035	6,208
WCI Communities, Inc. 6.625% 2015	11,925	9,957
Iesy Repository GmbH 10.125% 2015	€4,750	5,856
Iesy Repository GmbH 10.375% 2015[3]	$22,850	21,936
Sealy Mattress Co. 8.25% 2014	26,570	26,703
Warnaco, Inc. 8.875% 2013	24,175	24,658
Visteon Corp. 8.25% 2010	26,050	24,487
Sun Media Corp. 7.625% 2013	4,250	4,298
Quebecor Media Inc. 7.75% 2016[3]	19,225	18,937
Vidéotron Ltée 6.875% 2014	14,790	14,087
Vidéotron Ltée 6.375% 2015	9,535	8,748
Gray Communications Systems, Inc. 9.25% 2011	20,800	21,736
Emmis Operating Co. 6.875% 2012	21,750	21,424
AOL Time Warner Inc. 6.15% 2007	20,000	20,073
DaimlerChrysler North America Holding Corp. 5.74% 2009[1]	20,000	20,029
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	18,759	19,744
Buffets, Inc. 11.25% 2010	17,900	18,594
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	3,875	3,919
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	13,925	14,604
Aztar Corp. 7.875% 2014	17,325	18,408
D.R. Horton, Inc. 8.00% 2009	10,770	11,205
D.R. Horton, Inc. 7.875% 2011	1,530	1,608
Schuler Homes, Inc. 10.50% 2011	4,280	4,509
D.R. Horton, Inc. 6.875% 2013	1,075	1,074
Lenfest Communications, Inc. 7.625% 2008	6,750	6,921
Comcast Corp. 10.625% 2012	2,245	2,684
Comcast Corp. 5.90% 2016	8,475	8,157
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	18,025	17,214
CSC Holdings, Inc., Series B, 8.125% 2009	1,750	1,789
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	14,735
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	16,490
Six Flags, Inc. 8.875% 2010	2,320	2,216
Six Flags, Inc. 9.75% 2013	12,080	11,159
Six Flags, Inc. 9.625% 2014	2,750	2,516
KB Home 6.25% 2015	17,525	15,670
PETCO Animal Supplies, Inc. 10.75% 2011	14,685	15,566
XM Satellite Radio Holdings Inc. 9.75% 2014[3]	16,505	15,185
Reader’s Digest Assn., Inc. 6.50% 2011	15,390	14,928
Stoneridge, Inc. 11.50% 2012	15,017	14,491
Payless ShoeSource, Inc. 8.25% 2013	13,625	14,153
Regal Cinemas Corp., Series B, 9.375% 2012[6]	13,300	14,110
MDC Holdings, Inc. 7.00% 2012	10,000	9,992
MDC Holdings, Inc. 5.50% 2013	4,000	3,656
Standard Pacific Corp. 5.125% 2009	8,625	8,129
Standard Pacific Corp. 6.50% 2010	2,000	1,885
Standard Pacific Corp. 9.25% 2012	1,000	999
Standard Pacific Corp. 6.25% 2014	3,000	2,625
Adelphia Communications Corp. 10.25% 2006[4]	9,955	5,376
Adelphia Communications Corp. 10.25% 2011[4]	6,850	3,973
Century Communications Corp. 0% 2003[4]	4,565	4,131
LBI Media, Inc. 10.125% 2012	12,530	13,407
Cooper-Standard Automotive Inc. 7.00% 2012	8,770	7,893
Cooper-Standard Automotive Inc. 8.375% 2014	6,000	4,762
WDAC Subsidiary Corp. 8.375% 2014[3]	10,500	10,369
WDAC Subsidiary Corp. 8.50% 2014	€1,750	2,225
Gamestop Corp. 8.865% 2011[1]	$9,300	9,602
Gamestop Corp. 8.00% 2012	2,500	2,513
Radio One, Inc., Series B, 8.875% 2011	11,100	11,558
Seneca Gaming Corp. 7.25% 2012	8,300	8,082
Seneca Gaming Corp. 7.25% 2012	3,440	3,350
Fisher Communications, Inc. 8.625% 2014	10,565	10,988
Hilton Hotels Corp. 7.625% 2008	4,700	4,821
Hilton Hotels Corp. 7.20% 2009	5,885	6,016
Hilton Hotels Corp. 8.25% 2011	115	121
Riddell Bell Holdings Inc. 8.375% 2012	10,175	10,073
Warner Music Group 7.375% 2014	7,760	7,566
Entercom Radio, LLC 7.625% 2014	6,500	6,516
Carmike Cinemas, Inc., Series B, 7.937% 2012[1]	5,975	5,990
Toll Corp. 8.25% 2011	5,500	5,720
Lighthouse International Co. SA 8.00% 2014	€3,800	5,140
TRW Automotive Acquisition Corp. 9.375% 2013	$4,697	5,014
Viacom Inc. 5.75% 2011[3]	4,500	4,425
Beazer Homes USA, Inc. 8.375% 2012	1,650	1,658
Beazer Homes USA, Inc. 6.875% 2015	2,225	2,036
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	3,410	3,530
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	3,525	3,525
Education Management Corp. 10.25% 2016[3]	3,050	3,050
News America Inc. 6.75% 2038	2,990	3,044
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]	8,122	1,624
Key Plastics Holdings, Inc., Series B, 10.25% 2007[4,6]	9,650	—
		2,795,606

TELECOMMUNICATION SERVICES — 13.26%
Triton PCS, Inc. 8.75% 2011	42,050	30,276
Triton PCS, Inc. 9.375% 2011	60,855	43,816
Triton PCS, Inc. 8.50% 2013	113,840	105,017
Dobson Cellular Systems, Inc. 8.375% 2011[3]	32,840	33,907
American Cellular Corp., Series B, 10.00% 2011	52,725	55,757
Dobson Communications Corp. 9.318% 2012[1]	19,850	20,098
Dobson Cellular Systems, Inc. 9.875% 2012	20,375	21,597
Dobson Communications Corp. 8.875% 2013	39,250	38,759
Qwest Capital Funding, Inc. 7.75% 2006	9,750	9,799
U S WEST Capital Funding, Inc. 6.375% 2008	3,770	3,732
Qwest Capital Funding, Inc. 7.00% 2009	20,500	20,244
Qwest Capital Funding, Inc. 7.90% 2010	16,835	16,835
Qwest Capital Funding, Inc. 7.25% 2011	29,830	29,159
Qwest Communications International Inc. 7.25% 2011	24,375	23,766
Qwest Corp. 8.875% 2012	3,600	3,816
U S WEST Capital Funding, Inc. 6.50% 2018	2,000	1,770
Qwest Capital Funding, Inc. 7.625% 2021	2,000	1,865
U S WEST Capital Funding, Inc. 6.875% 2028	13,064	11,333
Qwest Capital Funding, Inc. 7.75% 2031	3,655	3,436
Nextel Partners, Inc. 8.125% 2011	16,000	16,820
Alamosa (Delaware), Inc. 8.50% 2012	1,925	2,050
Nextel Communications, Inc., Series E, 6.875% 2013	14,500	14,601
Nextel Communications, Inc., Series D, 7.375% 2015	88,378	90,019
Windstream Corp. 8.125% 2013[3]	20,300	20,808
Windstream Corp. 8.625% 2016[3]	96,325	98,974
Intelsat, Ltd. 7.625% 2012	3,500	2,905
Intelsat , Ltd. 9.614% 2012[1]	28,150	28,572
Intelsat, Ltd. 6.50% 2013	7,500	5,738
Intelsat , Ltd. 8.25% 2013	30,355	30,279
Intelsat , Ltd. 8.625% 2015	13,350	13,450
Intelsat , Ltd. 9.25% 2016[3]	23,750	24,641
Intelsat , Ltd. 11.25% 2016[3]	5,550	5,717
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	36,489
Centennial Communications Corp. 10.74% 2013[1]	39,750	40,744
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	24,175	23,389
American Tower Corp. 7.25% 2011	8,925	9,170
American Tower Corp. 7.125% 2012	62,860	63,017
American Tower Corp. 7.50% 2012	18,300	18,574
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[3]	59,775	58,878
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	23,865
Hawaiian Telcom Communications, Inc. 10.789% 2013[1]	19,715	20,011
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	9,183
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	44,450	46,117
Rural Cellular Corp. 8.25% 2012[3]	11,850	12,220
Rural Cellular Corp. 10.899% 2012[1,3]	28,900	29,803
MetroPCS, Inc. 12.00% 2007[1]	26,850	28,260
MetroPCS, Inc. 9.25% 2011[1]	11,575	11,806
Cincinnati Bell Inc. 7.25% 2013	38,425	38,041
Rogers Wireless Inc. 7.25% 2012	11,725	11,872
Rogers Wireless Inc. 7.50% 2015	17,950	18,219
Rogers Cantel Inc. 9.75% 2016	1,625	1,881
NTELOS 7.48% 2011[1]	21,446	21,473
Millicom International Cellular SA 10.00% 2013	16,550	18,536
AT&T Corp. 7.30% 2011[1]	13,858	14,727
Intelsat PanAmSat Opco 9.00% 2016[3]	13,075	13,336
Nordic Telephone Co. Holding ApS 8.875% 2016[3]	7,900	8,157
Level 3 Financing, Inc. 12.25% 2013[3]	5,000	5,337
iPCS, Inc. 11.50% 2012	1,500	1,680
		1,414,341

INDUSTRIALS — 9.88%
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[7]	5,000	5,127
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[7]	3,883	3,682
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	6,914	6,590
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	13,225	12,505
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	14,562	13,628
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	6,469	6,498
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	5,597	5,500
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	9,855	9,767
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[7]	32,794	31,994
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	3,720	3,700
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	3,060	3,199
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	8,956	9,454
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	11,786	11,487
Allied Waste North America, Inc. 8.50% 2008	16,500	17,160
Allied Waste North America, Inc., Series B, 6.50% 2010	14,500	14,065
Allied Waste North America, Inc., Series B, 5.75% 2011	24,380	22,856
Allied Waste North America, Inc., Series B, 6.375% 2011	5,000	4,825
Allied Waste North America, Inc., Series B, 6.125% 2014	10,000	9,050
Allied Waste North America, Inc., Series B, 7.375% 2014	22,830	21,803
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	21,738	21,752
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[7]	9,824	10,246
United Air Lines, Inc., Series B, 8.986% 2012[1]	33,225	33,682
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	9,653	9,635
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	9,506	9,546
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,7]	1,213	606
NTK Holdings Inc. 0%/10.75% 2014[2]	52,460	38,230
THL Buildco, Inc. 8.50% 2014	41,445	40,305
AMR Corp., Series B, 10.45% 2011	1,850	1,751
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	5,190	5,397
AMR Corp. 9.00% 2012	13,500	13,399
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	19,994	21,206
AMR Corp. 9.000% 2016	4,589	4,497
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	24,751	22,663
AMR Corp. 9.88% 2020	1,275	1,189
AMR Corp. 9.80% 2021	2,555	2,395
AMR Corp. 10.00% 2021	2,000	1,875
DRS Technologies, Inc. 6.875% 2013	27,555	26,659
DRS Technologies, Inc. 6.625% 2016	8,900	8,655
DRS Technologies, Inc. 7.625% 2018	22,050	22,050
Goodman Global Holdings, Inc., Series B, 7.875% 2012	39,830	38,237
Goodman Global Holdings, Inc., Series B, 8.329% 2012[1]	10,270	10,321
Accuride Corp. 8.50% 2015	46,015	44,404
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	40,415	42,234
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	28,948	29,527
H-Lines Finance Holding Corp. 0%/11.00% 2013[2]	12,540	10,816
Jacuzzi Brands, Inc. 9.625% 2010	28,055	29,773
ACIH, Inc. 0%/11.50% 2012[2,3]	36,685	29,348
TFM, SA de CV 10.25% 2007	2,295	2,375
TFM, SA de CV 9.375% 2012	22,500	24,075
TFM, SA de CV 12.50% 2012	2,310	2,558
United Rentals (North America), Inc., Series B, 6.50% 2012	20,675	19,641
United Rentals (North America), Inc. 7.75% 2013	8,625	8,237
Argo-Tech Corp. 9.25% 2011	23,430	24,250
Northwest Airlines, Inc. 8.70% 2007[4]	5,000	2,538
Northwest Airlines, Inc. 9.875% 2007[4]	9,500	4,845
Northwest Airlines, Inc. 7.875% 2008[4]	15,900	8,030
Northwest Airlines, Inc. 10.00% 2009[4]	7,300	3,559
Northwest Airlines, Inc. 8.875% 2006[4]	8,315	4,116
K&F Industries, Inc. 7.75% 2014	21,635	21,419
Quebecor World Inc. 8.75% 2016[3]	22,340	20,497
Standard Aero Holdings, Inc. 8.25% 2014	21,445	19,193
Terex Corp. 9.25% 2011	5,200	5,551
Terex Corp., Class B, 10.375% 2011	2,066	2,195
Terex Corp. 7.375% 2014	9,075	9,075
Ashtead Group PLC 8.625% 2015[3]	15,900	16,139
CCMG Acquisition Corp. 8.875% 2014[3]	6,600	6,798
CCMG Acquisition Corp. 10.50% 2016[3]	8,600	9,159
Williams Scotsman, Inc. 8.50% 2015	15,775	15,657
Delta Air Lines, Inc. 8.00% 2007[3,4]	15,525	4,347
Delta Air Lines, Inc. 7.90% 2009[4]	5,000	1,437
Delta Air Lines, Inc. 10.125% 2010[4]	1,650	470
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[7]	2,166	2,176
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[7]	2,500	2,327
Delta Air Lines, Inc. 9.75% 2021[4]	2,200	633
Delta Air Lines, Inc. 10.375% 2022[4]	3,000	848
Kansas City Southern Railway Co. 9.50% 2008	4,275	4,499
Kansas City Southern Railway Co. 7.50% 2009	7,115	7,151
American Standard Inc. 8.25% 2009	5,190	5,478
American Standard Inc. 7.625% 2010	4,300	4,493
Gol Finance 8.75% (undated)[3]	9,900	8,663
Ahern Rentals, Inc. 9.25% 2013	7,805	7,922
Bombardier Inc. 6.75% 2012[3]	6,600	6,105
UCAR Finance Inc. 10.25% 2012	5,551	5,884
Cummins Inc. 9.50% 2010	5,550	5,874
Park-Ohio Industries, Inc. 8.375% 2014	6,225	5,509
TransDigm Inc., 7.75% 2014[3]	3,060	3,060
AGCO Corp. 6.875% 2014	€1,500	1,964
International Shipholding Corp., Series B, 7.75% 2007	$1,950	1,960
		1,053,995

MATERIALS — 9.13%
JSG Funding PLC 9.625% 2012	6,517	6,745
JSG Funding PLC 7.75% 2015	€12,250	14,672
JSG Funding PLC 7.75% 2015	$6,500	5,915
JSG Holdings PLC 11.50% 2015[5]	€41,591	52,915
Smurfit Capital Funding PLC 7.50% 2025	$1,325	1,212
Georgia-Pacific Corp. 7.449% 2012[1]	26,766	26,799
Georgia-Pacific Corp. 8.30% 2013[1]	43,725	44,162
Abitibi-Consolidated Co. of Canada 5.25% 2008	6,250	5,875
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	7,137
Abitibi-Consolidated Inc. 8.55% 2010	5,775	5,501
Abitibi-Consolidated Co. of Canada 8.829% 2011[1]	20,500	20,090
Abitibi-Consolidated Co. of Canada 6.00% 2013	4,665	3,802
Abitibi-Consolidated Co. of Canada 8.375% 2015	29,000	26,607
Stone Container Corp. 9.75% 2011	5,220	5,390
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	31,112
Stone Container Corp. 8.375% 2012	8,515	8,089
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	24,930	22,437
Associated Materials Inc. 9.75% 2012	22,960	22,960
AMH Holdings, Inc. 0%/11.25% 2014[2]	66,375	40,323
Lyondell Chemical Co. 9.50% 2008	5,885	6,076
Equistar Chemicals, LP 10.125% 2008	15,650	16,550
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	10,265	10,650
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	27,725	29,908
Graphic Packaging International, Inc. 8.50% 2011	32,565	32,646
Graphic Packaging International, Inc. 9.50% 2013	28,980	28,835
Owens-Illinois, Inc. 8.10% 2007	250	252
Owens-Illinois, Inc. 7.35% 2008	2,440	2,470
Owens-Brockway Glass Container Inc. 8.875% 2009	10,225	10,583
Owens-Illinois, Inc. 7.50% 2010	2,000	1,965
Owens-Brockway Glass Container Inc. 7.75% 2011	15,985	16,185
Owens-Brockway Glass Container Inc. 8.75% 2012	22,225	23,253
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	2,922
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	474
Building Materials Corp. of America, Series B, 8.00% 2007	$6,925	6,994
Building Materials Corp. of America 8.00% 2008	15,370	15,562
Building Materials Corp. of America 7.75% 2014	35,310	33,898
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.943% 2012[1]	4,300	4,300
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	48,576	43,233
Rhodia 7.625% 2010	5,350	5,323
Rhodia SA 8.00% 2010	€4,475	5,960
Rhodia 10.25% 2010	$9,507	10,196
Rhodia 8.875% 2011	392	392
Rhodia SA 9.25% 2011	€8,590	11,468
Nalco Co. 7.75% 2011	$21,150	21,203
Nalco Co. 8.875% 2013	6,850	6,936
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[2]	6,300	4,757
United States Steel Corp. 10.75% 2008	4,571	4,937
United States Steel Corp. 9.75% 2010	20,923	22,388
Crompton Corp. 9.875% 2012	2,550	2,882
Chemtura Corp. 6.875% 2016	22,075	21,440
Oregon Steel Mills, Inc. 10.00% 2009	19,274	20,238
Ainsworth Lumber Co. Ltd. 7.25% 2012	5,350	4,414
Ainsworth Lumber Co. Ltd. 6.75% 2014	13,730	10,503
Ainsworth Lumber Co. Ltd. 6.75% 2014	5,550	4,246
Earle M. Jorgensen Co. 9.75% 2012	17,840	19,089
Neenah Paper, Inc. 7.375% 2014	20,275	18,754
Plastipak Holdings, Inc. 8.50% 2015[3]	16,190	16,271
Rockwood Specialties Group, Inc. 10.625% 2011	511	549
Rockwood Specialties Group, Inc. 7.50% 2014	3,700	3,645
Rockwood Specialties Group, Inc. 7.625% 2014	€7,200	9,360
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[2]	$9,722	7,656
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	3,575	3,897
Domtar Inc. 7.125% 2015	13,135	11,493
AEP Industries Inc. 7.875% 2013	11,100	11,183
Covalence Specialty 10.25% 2016[3]	11,525	11,122
Steel Dynamics, Inc. 9.50% 2009	9,800	10,106
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	8,955
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	7,075	7,623
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,188
Huntsman LLC 12.318% 2011[1]	825	862
Huntsman LLC 11.50% 2012	500	561
Huntsman International LLC 7.50% 2015	€2,250	2,882
Exopack Holding Corp. 11.25% 2014[3]	$4,050	4,111
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,800	3,677
Ispat Inland ULC 9.75% 2014	3,233	3,569
Airgas, Inc. 6.25% 2014	3,500	3,290
Norampac Inc. 6.75% 2013	3,500	3,168
Cytec Industries Inc. 6.00% 2015	2,885	2,744
Novelis Inc. 7.75% 2015[3]	2,750	2,654
AK Steel Corp. 7.75% 2012	2,650	2,610
Koppers Inc. 9.875% 2013	2,044	2,202
		973,003

ENERGY — 6.07%
El Paso Corp. 7.625% 2007	5,000	5,075
El Paso Corp. 6.375% 2009[3]	1,670	1,649
El Paso Energy Corp. 6.75% 2009	10,000	9,925
El Paso Energy Corp. 7.75% 2010[3]	22,625	23,077
Sonat Inc. 7.625% 2011	23,325	23,675
El Paso Energy Corp. 7.375% 2012	12,445	12,414
El Paso Corp. 7.875% 2012	1,625	1,662
El Paso Corp. 9.625% 2012[3]	8,500	9,329
El Paso Natural Gas Co. 7.50% 2026	1,640	1,615
Tennessee Gas Pipeline Co. 7.00% 2028	9,000	8,378
Southern Natural Gas Co. 7.35% 2031	11,375	10,971
Southern Natural Gas Co. 8.00% 2032	6,830	7,092
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[3]	2,000	1,990
Williams Companies, Inc. 6.375% 2010[3]	6,000	5,880
Williams Companies, Inc. 6.99% 2010[1,3]	8,000	8,140
Williams Companies, Inc. 7.125% 2011	1,900	1,909
Williams Partners LP 7.50% 2011[3]	16,525	16,649
Williams Companies, Inc. 8.125% 2012	11,425	11,911
Williams Companies, Inc. 7.875% 2021	5,000	5,100
Williams Companies, Inc. 8.75% 2032	38,470	42,028
Premcor Refining Group Inc. 9.25% 2010	12,675	13,494
Premcor Refining Group Inc. 6.125% 2011	4,000	4,018
Premcor Refining Group Inc. 6.75% 2011	20,725	21,269
Premcor Refining Group Inc. 9.50% 2013	16,850	18,429
Premcor Refining Group Inc. 6.75% 2014	5,000	5,056
Premcor Refining Group Inc. 7.50% 2015	29,775	30,783
Pogo Producing Co. 7.875% 2013[3]	31,450	31,686
Pogo Producing Co. 6.625% 2015	1,725	1,602
Pogo Producing Co. 6.875% 2017	41,200	38,368
Newfield Exploration Co., Series B, 7.45% 2007	1,750	1,768
Newfield Exploration Co. 7.625% 2011	3,500	3,561
Newfield Exploration Co. 6.625% 2014	14,575	13,956
Newfield Exploration Co. 6.625% 2016	36,075	34,181
Drummond Co., Inc. 7.375% 2016[3]	43,375	40,447
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	30,130	27,343
Teekay Shipping Corp. 8.875% 2011	23,592	24,831
Encore Acquisition Co. 6.00% 2015	23,800	21,539
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	18,367	20,204
International Coal Group, Inc. 10.25% 2014[3]	19,000	19,071
Overseas Shipholding Group, Inc. 8.25% 2013	6,010	6,265
Overseas Shipholding Group, Inc. 8.75% 2013	4,555	4,885
Overseas Shipholding Group, Inc. 7.50% 2024	1,150	1,101
Peabody Energy Corp., Series B, 6.875% 2013	7,000	6,913
Peabody Energy Corp. 5.875% 2016	4,000	3,680
Massey Energy Co. 6.625% 2010	3,000	2,970
Massey Energy Co. 6.875% 2013[3]	7,925	7,410
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[3]	10,060	9,758
OMI Corp. 7.625% 2013	9,500	9,524
Whiting Petroleum Corp. 7.25% 2013	7,350	7,074
Compton Petroleum Finance Corp. 7.625% 2013	4,150	3,984
Pemex Project Funding Master Trust 7.875% 2009	1,400	1,456
Pemex Project Funding Master Trust 8.625% 2022	1,170	1,311
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,7]	300	284
		646,690

UTILITIES — 5.09%
Mission Energy Holding Co. 13.50% 2008	38,350	42,952
Edison Mission Energy 7.73% 2009	35,250	35,779
Edison Mission Energy 7.50% 2013[3]	45,625	44,941
Edison Mission Energy 7.75% 2016[3]	19,725	19,478
Midwest Generation, LLC, Series B, 8.56% 2016[7]	24,630	25,877
Homer City Funding LLC 8.734% 2026[7]	9,342	10,417
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	16,500	17,572
AES Corp. 9.50% 2009	28,507	30,360
AES Corp. 9.375% 2010	13,644	14,667
AES Corp. 8.875% 2011	7,725	8,150
AES Corp. 8.75% 2013[3]	43,985	47,284
AES Gener SA 7.50% 2014	18,350	18,444
AES Corp. 9.00% 2015[3]	15,150	16,362
AES Red Oak, LLC, Series A, 8.54% 2019[7]	4,553	4,827
AES Red Oak, LLC, Series B, 9.20% 2029[7]	5,000	5,425
NRG Energy, Inc. 7.25% 2014	32,750	32,013
NRG Energy, Inc. 7.375% 2016	29,700	29,032
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,700	5,047
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	2,963
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,649
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,217	20,896
Sierra Pacific Resources 8.625% 2014	12,000	12,772
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,360
Nevada Power Co., Series M, 5.95% 2016[3]	1,600	1,524
Sierra Pacific Resources 6.75% 2017	2,000	1,900
Mirant Americas Generation, Inc. 8.30% 2011	5,500	5,459
Mirant Americas Generation, Inc. 9.125% 2031	19,000	18,525
Enersis SA 7.375% 2014	16,800	17,037
PSEG Energy Holdings Inc. 8.625% 2008	15,999	16,479
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,7]	4,568	4,433
FPL Energy American Wind, LLC 6.639% 2023[3,7]	7,104	7,279
Calpine Generating Co., LLC and CalGen Finance Corp. 10.859% 2010[1,7]	7,000	7,298
Calpine Corp. 8.40% 2012[3,4]	4,455	4,235
Electricidad de Caracas Finance BV 10.25% 2014[3]	7,480	7,798
		542,234

CONSUMER STAPLES — 4.96%
Rite Aid Corp. 6.125% 2008[3]	7,950	7,731
Rite Aid Corp. 8.125% 2010	1,000	1,010
Rite Aid Corp. 9.50% 2011	9,500	9,904
Rite Aid Corp. 6.875% 2013	30,300	26,361
Rite Aid Corp. 9.25% 2013	12,250	11,821
Rite Aid Corp. 7.50% 2015	7,000	6,755
Rite Aid Corp. 7.70% 2027	14,280	11,781
Rite Aid Corp. 6.875% 2028	12,477	9,358
Stater Bros. Holdings Inc. 8.829% 2010[1]	8,450	8,598
Stater Bros. Holdings Inc. 8.125% 2012	37,005	36,728
Delhaize America, Inc. 8.125% 2011	23,645	24,985
Delhaize America, Inc. 9.00% 2031	9,500	10,465
SUPERVALU INC. 7.50% 2012	11,500	11,387
Albertson’s, Inc. 7.45% 2029	22,500	19,438
Albertson’s, Inc. 8.00% 2031	5,000	4,531
Dole Food Co., Inc. 7.25% 2010	8,475	7,628
Dole Food Co., Inc. 8.875% 2011	27,390	25,815
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,150	2,096
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,000	30,525
Pathmark Stores, Inc. 8.75% 2012	29,810	28,469
Playtex Products, Inc. 8.00% 2011	5,000	5,200
Playtex Products, Inc. 9.375% 2011	20,660	21,616
Rayovac Corp. 8.50% 2013	3,885	3,341
Spectrum Brands, Inc. 7.375% 2015	28,710	23,470
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	26,840	26,773
Koninklijke Ahold NV 5.875% 2008	€2,367	3,104
Ahold Finance U.S.A., Inc. 6.25% 2009	$6,960	6,908
Ahold Finance U.S.A., Inc. 8.25% 2010	6,015	6,301
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	1,044	1,063
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	6,465	6,421
Gold Kist Inc. 10.25% 2014	21,141	22,145
Vitamin Shoppe Industries, Inc. 12.67% 2012[1,3]	20,610	21,177
Elizabeth Arden, Inc. 7.75% 2014	19,822	19,574
Winn-Dixie Stores, Inc. 8.875% 2008[4]	18,675	16,247
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[3,4,7]	1,977	1,603
Del Monte Corp., Series B, 8.625% 2012	10,550	10,919
Roundy’s Supermarkets, Inc. 8.17% 2011[1]	8,978	9,022
Duane Reade Inc. 9.829% 2010[1]	6,000	5,850
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	5,280	5,808
Constellation Brands, Inc. 8.125% 2012	5,500	5,679
Smithfield Foods, Inc. 7.625% 2008	1,125	1,136
Smithfield Foods, Inc., Series A, 8.00% 2009	3,000	3,045
Smithfield Foods, Inc., Series B, 7.75% 2013	925	911
Tyson Foods, Inc. 6.60% 2016	4,400	4,308
AAC Group Holding Corp. 12.75% 2012[3,5]	1,875	1,884
		528,891

HEALTH CARE — 4.25%
Tenet Healthcare Corp. 6.375% 2011	$35,035	$31,444
Tenet Healthcare Corp. 7.375% 2013	11,140	10,221
Tenet Healthcare Corp. 9.875% 2014	48,700	48,944
Tenet Healthcare Corp. 9.25% 2015[3]	30,400	29,944
Warner Chilcott Corp. 8.75% 2015	59,614	61,701
HealthSouth Corp. 11.418% 2014[1,3]	31,700	31,779
HealthSouth Corp. 10.75% 2016[3]	28,775	28,343
Concentra Operating Corp. 9.50% 2010	26,400	27,456
Concentra Operating Corp. 9.125% 2012	24,990	25,990
Columbia/HCA Healthcare Corp. 7.00% 2007	7,755	7,838
Columbia/HCA Healthcare Corp. 7.25% 2008	1,000	1,018
HCA — The Healthcare Co. 8.75% 2010	6,660	7,055
HCA — The Healthcare Co. 7.875% 2011	1,250	1,283
HCA Inc. 6.30% 2012	2,975	2,813
HCA Inc. 6.95% 2012	2,000	1,962
HCA Inc. 6.50% 2016	12,500	11,620
Columbia/HCA Healthcare Corp. 7.69% 2025	1,000	950
Select Medical Corp. 7.625% 2015	27,350	23,931
Select Medical Holdings Corp. 10.82% 2015[1,3]	10,000	9,150
Team Finance LLC and Health Finance Corp. 11.25% 2013	25,540	26,817
Accellent Inc. 10.50% 2013	25,575	26,278
MedCath Holdings Corp. 9.875% 2012	13,575	14,084
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	13,005	13,688
Triad Hospitals, Inc. 7.00% 2012	8,925	8,925
		453,234

INFORMATION TECHNOLOGY — 3.59%
Sanmina-SCI Corp. 6.75% 2013	21,300	19,969
Sanmina-SCI Corp. 8.125% 2016	54,650	53,557
Celestica Inc. 7.875% 2011	40,645	40,137
Celestica Inc. 7.625% 2013	29,945	29,196
Electronic Data Systems Corp. 7.125% 2009	4,800	4,961
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	41,040	40,543
Electronic Data Systems Corp. 7.45% 2029	2,200	2,273
Nortel Networks Ltd. 9.758% 2011[1,3]	10,600	10,838
Nortel Networks Ltd. 10.125% 2013[3]	27,350	27,965
Nortel Networks Ltd. 10.75% 2016[3]	7,325	7,490
SunGard Data Systems Inc. 3.75% 2009	2,550	2,375
SunGard Data Systems Inc. 9.125% 2013[3]	25,145	26,214
SunGard Data Systems Inc. 4.875% 2014	4,500	3,937
SunGard Data Systems Inc. 10.25% 2015[3]	6,000	6,232
Xerox Corp. 9.75% 2009	2,000	2,145
Xerox Corp. 7.125% 2010	21,100	21,364
Xerox Corp. 7.625% 2013	5,000	5,062
Sensata Technologies BV 8.00% 2014[3]	23,830	23,115
Freescale Semiconductor, Inc. 6.875% 2011	9,875	9,974
Jabil Circuit, Inc. 5.875% 2010	9,250	9,181
Iron Mountain Inc. 7.75% 2015	8,410	8,074
Lucent Technologies Inc. 7.25% 2006	6,000	6,030
Serena Software, Inc. 10.375% 2016[3]	5,852	5,896
Motorola, Inc. 7.50% 2025	2,000	2,194
Motorola, Inc. 5.22% 2097	4,550	3,432
Amkor Technology, Inc. 7.125% 2011	6,090	5,550
Hyundai Semiconductor America, Inc. 8.625% 2007[3]	2,600	2,627
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.579% 2011[1]	1,625	1,552
Solectron Global Finance Ltd 8.00% 2016[3]	1,000	990
Exodus Communications, Inc. 11.625% 2010[4,6]	3,774	0
		382,873

FINANCIALS — 3.20%
Host Marriott, LP, Series G, 9.25% 2007	$1,725	$1,788
Host Marriott, LP, Series I, 9.50% 2007	2,050	2,111
Host Marriott, LP, Series M, 7.00% 2012	23,900	23,810
Host Marriott, LP, Series K, 7.125% 2013	14,375	14,393
Host Marriott, LP, Series O, 6.375% 2015	1,025	969
E*TRADE Financial Corp. 8.00% 2011	3,000	3,075
E*TRADE Financial Corp. 7.375% 2013	2,250	2,261
E*TRADE Financial Corp. 7.875% 2015	36,420	37,513
Providian Financial Corp., Series A, 9.525% 2027[3]	15,000	15,932
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,3]	25,000	24,035
Rouse Co. 3.625% 2009	12,415	11,599
Rouse Co. 7.20% 2012	12,370	12,467
Rouse Co. 5.375% 2013	3,715	3,352
Rouse Co. (TRC) 6.75% 2013[3]	5,925	5,800
Kazkommerts International BV 8.50% 2013[3]	3,500	3,605
Kazkommerts International BV 8.50% 2013	1,500	1,545
Kazkommerts International BV 7.875% 2014[3]	10,000	9,875
Kazkommerts International BV 8.00% 2015[3]	6,000	5,850
TuranAlem Finance BV 7.875% 2010	10,000	10,100
TuranAlem Finance BV 7.75% 2013[3]	8,500	8,298
TuranAlem Finance BV 8.50% 2015[3]	2,280	2,249
MBNA Corp. 5.625% 2007	10,000	9,996
MBNA Capital A, Series A, 8.278% 2026	7,500	7,863
iStar Financial, Inc. 7.00% 2008	2,375	2,414
iStar Financial, Inc. 8.75% 2008	686	722
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,949
iStar Financial, Inc. 6.00% 2010	9,600	9,574
iStar Financial, Inc., Series B, 5.70% 2014	2,500	2,414
Lazard Group LLC 7.125% 2015	14,785	14,967
Crescent Real Estate LP 7.50% 2007	12,320	12,505
FelCor Lodging LP 8.50% 2011[1]	11,505	12,253
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	12,150
Fairfax Financial Holdings Ltd. 7.75% 2012	11,425	9,997
ILFC E-Capital Trust II 6.25% 2065[1,3]	8,000	7,572
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,3]	7,150	6,797
LaBranche & Co Inc. 11.00% 2012	6,000	6,600
UnumProvident Finance Co. PLC 6.85% 2015[3]	6,250	6,154
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,527
Sovereign Capital Trust I 9.00% 2027	5,000	5,316
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	4,500	4,871
Korea First Bank 7.267% 2034[1,3]	870	899
		341,167

NON-U.S. GOVERNMENT BONDS & NOTES — 4.21%
Argentina (Republic of) 4.278% 2012[1]	36,580	29,724
Argentina (Republic of) 7.255% 2033[5,8]	ARS109,942	30,817
Argentina (Republic of) GDP-Linked 2035	347,027	8,950
Argentina (Republic of) 0% 2035	$70,000	5,985
Argentina (Republic of) 0.764% 2038[8]	ARS126,048	14,946
Brazilian Treasury Bill 5.903% 2010[8]	R$17,000	10,786
Brazil (Federal Republic of) Global 10.25% 2013	$7,125	8,461
Brazil (Federal Republic of) Global 10.50% 2014	3,000	3,619
Brazil (Federal Republic of) Global 8.00% 2018	6,820	7,212
Brazil (Federal Republic of) Global 8.875% 2024	1,895	2,108
Brazil (Federal Republic of) Global 7.125% 2037	2,500	2,375
Brazil (Federal Republic of) Global 11.00% 2040	26,485	32,875
Russian Federation 8.25% 2010[3]	4,444	4,627
Russian Federation 12.75% 2028	8,000	13,580
Russian Federation 5.00%/7.50% 2030[2]	32,365	34,509
Turkey (Republic of) Treasury Bill 0% 2006	TRY17,000	9,911
Turkey (Republic of) Treasury Bill 0% 2006	10,000	6,305
Turkey (Republic of) 20.00% 2007	23,983	14,787
Turkey (Republic of) 15.00% 2010	16,262	9,230
Panama (Republic of) Global 7.125% 2026	$585	567
Panama (Republic of) Global 8.875% 2027	6,500	7,394
Panama (Republic of) Global 6.70% 2036	28,009	25,768
United Mexican States Government, Series M10, 10.50% 2011	MXP12,300	1,269
United Mexican States Government Global 6.375% 2013	$3,540	3,558
United Mexican States Government Global 11.375% 2016	6,751	9,215
United Mexican States Government, Series M20, 10.00% 2024	MXP70,000	6,500
United Mexican States Government Global 8.30% 2031	$3,020	3,496
United Mexican States Government Global 7.50% 2033	2,285	2,434
Peru (Republic of) 9.125% 2012	4,909	5,449
Peru (Republic of) 9.875% 2015	13,500	15,862
Peru (Republic of) 8.375% 2016	2,500	2,713
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[1]	344	335
Peru (Republic of) 7.35% 2025	500	483
Dominican Republic 9.50% 2011[5]	5,496	5,826
Dominican Republic 9.50% 2011[3,5]	3,357	3,558
Dominican Republic 9.04% 2018[3,5]	8,802	9,242
Dominican Republic 9.04% 2018[5]	4,794	5,033
Dominican Republic 6.1875% 2024[1]	500	475
Indonesia (Republic of) 12.25% 2007	IDR28,500,000	3,078
Indonesia (Republic of) 12.50% 2013	77,730,000	8,375
Indonesia (Republic of) 6.875% 2017[3]	$1,000	976
Indonesia (Republic of) 11.00% 2020	IDR30,770,000	2,944
Indonesia (Republic of) 12.90% 2022	45,000,000	4,865
Colombia (Republic of) Global 10.00% 2012	$1,500	1,703
Colombia (Republic of) Global 10.75% 2013	8,550	10,110
Colombia (Republic of) Global 11.75% 2020	4,000	5,280
Colombia (Republic of) Global 10.375% 2033	1,700	2,104
Venezuela (Republic of) 10.75% 2013	6,000	7,173
Venezuela (Republic of) Global 8.50% 2014	1,250	1,325
Venezuela (Republic of) 9.25% 2027	3,935	4,653
Venezuela (Republic of) 9.375% 2034	3,000	3,525
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[3]	4,000	4,980
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	4,980
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP38,450	6,372
Egypt (Arab Republic of) Treasury Bill 0% 2007	11,550	1,911
El Salvador (Republic of) 7.75% 2023[3]	$2,775	2,928
El Salvador (Republic of) 7.65% 2035[3]	4,250	4,101
State of Qatar 9.75% 2030	3,500	4,883
Thai Government 4.125% 2009	THB73,490	1,850
Philippines (Republic of) 9.50% 2030	$870	998
Jamaican Government 9.00% 2015	280	277
		449,375

U.S. TREASURY BONDS & NOTES — 0.75%
U.S. Treasury 7.00% 2006[9]	$10,000	$10,005
U.S. Treasury 3.25% 2007[9]	5,000	4,891
U.S. Treasury 6.625% 2007[9]	25,000	25,271
U.S. Treasury 4.875% 2008[9]	40,000	39,781
		79,948

MUNICIPALS — 0.27%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027[9]	23,205	24,619
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	4,500	4,619
		29,238

MORTGAGE-BACKED OBLIGATIONS[7]— 0.23%
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[3,9]	4,000	3,966
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[3,9]	20,380	20,103
		24,069

ASSET-BACKED OBLIGATIONS[7]— 0.16%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	16,500	16,767

Total bonds & notes (cost: $9,776,671,000)		9,731,431

Convertible securities — 1.47%	Shares or principal amount

INFORMATION TECHNOLOGY — 0.44%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$17,850,000	17,694
Conexant Systems, Inc. 4.00% convertible notes 2007	$14,700,000	14,534
SCI Systems, Inc. 3.00% convertible debentures 2007	$12,000,000	11,670
LSI Logic Corp. 4.00% convertible notes 2006	$3,000,000	2,985
		46,883

CONSUMER DISCRETIONARY — 0.40%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	26,838
Amazon.com, Inc. 4.75% convertible debentures 2009	$8,825,000	8,505
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	160,600	4,465
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,5,6]	300	2,515
		42,323

TELECOMMUNICATION SERVICES — 0.24%
American Tower Corp. 5.00% convertible debentures 2010	$25,925,000	25,893

UTILITIES — 0.20%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,226

FINANCIALS — 0.19%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	200,000	10,760
Crescent Real Estate Equities Co., Series A, 6.75% convertible preferred	450,000	9,486
		20,246

Total convertible securities (cost: $137,831,000)		156,571

		Market value
Preferred securities — 2.05%	Shares	(000)

FINANCIALS — 2.02%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	52,248,000	$55,969
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	30,925,000	32,512
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	1,125,000	31,746
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[3]	546,648	13,769
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	28,963,000	31,083
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,3]	26,075,000	24,894
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	13,297,000	14,131
Fannie Mae, Series O, 7.625% preferred[1,3]	150,000	8,091
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred	55,994	2,973
		215,168

CONSUMER DISCRETIONARY — 0.03%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033	178,800	2,736
Adelphia Communications Corp., Series B, 13.00% preferred 2009[10]	36,196	18
		2,754

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	463

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,10,11]	1,868	278

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[5,6,10]	40	0

Total preferred securities (cost: $192,704,000)		218,663

Common stocks — 1.89%

TELECOMMUNICATION SERVICES — 0.73%
Dobson Communications Corp., Class A3,10	3,435,685	26,558
American Tower Corp., Class A10	538,967	16,773
AT&T Inc.	600,000	16,734
Sprint Nextel Corp., Series 1	777,508	15,542
Embarq Corp.[10]	38,875	1,594
Cincinnati Bell Inc.[10]	70,740	290
XO Holdings, Inc.[10]	25,291	111
		77,602

UTILITIES — 0.57%
Drax Group PLC[10]	3,969,950	60,273

INFORMATION TECHNOLOGY — 0.28%
Micron Technology, Inc.[3,10]	678,656	10,220
Micron Technology, Inc.[10]	424,160	6,388
Fairchild Semiconductor International, Inc.[10]	500,000	9,085
ZiLOG, Inc.[10,11]	1,140,500	3,855
		29,548

HEALTH CARE — 0.16%
UnitedHealth Group Inc.	375,000	$16,793
Clarent Hospital Corp.[6,10,11]	576,849	144
		16,937

CONSUMER DISCRETIONARY — 0.06%
Emmis Communications Corp., Class A10	201,000	3,144
Clear Channel Communications, Inc.	51,012	1,579
Viacom Inc., Class B10	31,612	1,133
CBS Corp., Class B	31,612	855
Radio One, Inc., Class D, nonvoting[10]	44,000	325
Radio One, Inc., Class A10	22,000	165
		7,201

FINANCIALS — 0.05%
Equity Office Properties Trust	150,000	5,476

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[3,6,10]	3,064,647	3,065
UAL Corp.[10]	20,934	649
Delta Air Lines, Inc.[3,10]	766,165	575
		4,289

Total common stocks (cost: $154,559,000)		201,326

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	50,587	44
XO Holdings, Inc., Series B, warrants, expire 2010[10]	37,939	17
XO Holdings, Inc., Series C, warrants, expire 2010[10]	37,939	13
KMC Telecom Holdings, Inc., warrants, expire 2008[3,6,10]	22,500	0
GT Group Telecom Inc., warrants, expire 2010[3,6,10]	11,000	0
Allegiance Telecom, Inc., warrants, expire 2008[3,6,10]	5,000	0

Total warrants (cost: $1,100,000)		74

Short-term securities — 3.27%	Principal amount (000)

Federal Home Loan Bank 5.04%-5.07% due 8/9-8/11/2006[9]	$133,200	132,404
Ranger Funding Co., LLC 5.03%-5.22% due 7/12-8/2/2006[3,9]	66,086	65,872
Variable Funding Capital Corp. 5.06% due 7/6/2006[3]	54,000	53,954
Caterpillar Financial Services Corp. 5.11% due 7/27/2006	30,000	29,885
CAFCO, LLC 5.00%-5.04% due 7/5-7/21/2006[3]	25,900	25,852
E.I. duPont de Nemours and Co. 5.03% due 7/17/2006[3]	25,000	24,941
Clipper Receivables Co., LLC 5.01% due 7/7/2006[3]	16,155	16,139

Total short-term securities (cost: $349,086,000)		349,047

		Market value (000)

Total investment securities (cost: $10,611,951,000)		$10,657,112
Other assets less liabilities		5,607

Net assets		$10,662,719

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,161,482,000, which represented 20.27% of the net assets of the fund.
4Scheduled interest and/or principal payment was not received.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
8Index-linked bond whose principal amount moves with a government retail price index.
9This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
10Security did not produce income during the last 12 months.
11Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/06 (000)

ZiLOG, Inc.	1,140,500	—	—	1,140,500	$—	$3,855
ZiLOG, Inc. — MOD III Inc., units	1,868	—	—	1,868	—	278
Clarent Hospital Corp.	576,849	—	—	576,849	—	144
					$—	$4,277

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$344,736
Gross unrealized depreciation on investment securities	(312,839)
Net unrealized appreciation on investment securities	31,897
Cost of investment securities for federal income tax purposes	10,625,215

MFGEFP-921-0806-S6921

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: August 28, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: August 28, 2006